Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 641,000,000	$ 900,000,000
Receivables	294,000,000	311,000,000
Income taxes receivable	22,000,000	93,000,000
Inventories	844,000,000	851,000,000
Prepaid expenses	36,000,000	40,000,000
Assets held for sale	0	182,000,000
Current assets	1,837,000,000	2,377,000,000
Property, plant and equipment	3,842,000,000	3,835,000,000
Timber licences	358,000,000	376,000,000
Goodwill and other intangible assets	2,180,000,000	2,307,000,000
Export duty deposits	408,000,000	377,000,000
Other assets	129,000,000	137,000,000
Deferred income tax assets	7,000,000	6,000,000
Assets	8,760,000,000	9,415,000,000
Current liabilities
Payables and accrued liabilities	604,000,000	620,000,000
Current portion of long-term debt	200,000,000	300,000,000
Current portion of reforestation and decommissioning obligations	55,000,000	60,000,000
Income taxes payable	75,000,000	7,000,000
Liabilities associated with assets held for sale	0	63,000,000
Current liabilities	934,000,000	1,050,000,000
Long-term debt	0	199,000,000
Other liabilities	264,000,000	260,000,000
Deferred income tax liabilities	609,000,000	683,000,000
Liabilities	1,807,000,000	2,193,000,000
Shareholders’ Equity
Share capital	2,549,000,000	2,607,000,000
Retained earnings	4,726,000,000	4,913,000,000
Accumulated other comprehensive loss	(321,000,000)	(297,000,000)
Shareholders’ equity	6,954,000,000	7,223,000,000
Liabilities and shareholders' equity	$ 8,760,000,000	$ 9,415,000,000